DESCRIPTION OF PLAN (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Description, Available	true
Employer Contribution, Participant Compensation Matched, Percentage	3.50%
Participant Contribution, Automatic Enrollment Period	30 days
Participant Contribution Rate, Automatic	6.00%
Forfeited Account Balances	$ 28,488	$ 3,464,949
Forfeitures to Reduce Employer Contributions	3,833,624
Forfeitures to Pay Administrative Expenses	$ 6,885
Note Receivable from Participant, Account, Maximum Borrowing, to Total Pre-Tax Account, Percentage	100.00%
Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Notes Receivable From Participants General Purpose Loan Term	5 years
Notes Receivable From Participants, Principal Residence Loan Repayment Period	15 years
Dividend Paid to ESOP Participants	$ 2,732,686
EBP, First One Percent of Employee Contributions
EBP, Description of Plan [Line Items]
Employer Contribution, Matching Percentage	100.00%
Employer Contribution, Participant Compensation Matched, Percentage	1.00%
EBP, Next Five Percent of Employee Contributions
EBP, Description of Plan [Line Items]
Employer Contribution, Matching Percentage	50.00%
Employer Contribution, Participant Compensation Matched, Percentage	5.00%